NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
NET LOSS PER SHARE
NET LOSS PER SHARE

15.NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2023, 2024 and 2025 are calculated as follows:

	Years ended December 31,
	2023	2024	2025
Numerator:
Net loss attributable to ordinary shareholders	$(31,632)	$(36,144)	$(77,611)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	26,593,673	30,538,378	33,538,160
Net loss per share – basic and diluted	$(1.19)	$(1.18)	$(2.31)

For the years ended December 31, 2023, 2024, and 2025, the effects of all outstanding share options and warrants have been excluded from the computation of diluted loss per share as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Years ended December 31,
	2023	2024	2025
Outstanding share options	4,202,087	5,130,218	5,459,876
Outstanding warrants	978,673	876,445	1,855,157
Outstanding RSUs	—	—	155,751
Total	5,180,760	6,006,663	7,470,784